Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operation [Line Items]
Cash consideration	$ 80,000
Loss from the disposition	$ (3,577,279)
REIT Changjiang [Member]
Discontinued Operation [Line Items]
Ownership percentage	100.00%